REVENUES (Tables)	7 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table presents a disaggregated view of the Company’s revenues:

	Year Ended December 31,
(dollars in thousands)	2021	2020	2019
Direct Lending Products
Diversified lending	$348,363	$140,153	$87,268
Technology lending	66,089	42,052	24,706
First lien lending	15,185	12,335	11,983
Opportunistic lending	3,993	366	—

Management Fees, Net	433,630	194,906	123,957
Administrative, transaction and other fees	131,461	54,909	66,893
Realized performance income	5,906	—	—

Total GAAP Revenues—Direct Lending Products	570,997	249,815	190,850

GP Capital Solutions Products
GP minority equity investments	233,505	—	—
GP debt financing	10,215	—	—
Professional sports minority investments	477	—	—
Strategic Revenue-Share Purchase consideration amortization	(9,892)	—	—

Management Fees, Net	234,305	—	—
Administrative, transaction and other fees	18,576	—	—

Total GAAP Revenues—GP Capital Solutions Products	252,881	—	—

Total GAAP Revenues	$823,878	$249,815	$190,850

Schedule of Company's Fees and Receivables
The table below presents the beginning and ending balances of the Company’s management fees, realized performance income and administrative, transaction and other fees receivable and unearned management fees. Substantially all of the amounts receivable are collected during the following quarter. A liability for unearned management fees is generally recognized when management fees are paid to the Company in advance. The entire change in unearned management fees shown below relates to amounts recognized as revenues in the current year period. Management fees, realized performance income and administrative, transaction and other fees receivable are included within due from related parties and unearned management fees are included within accounts payable, accrued expenses and other liabilities in the Company’s consolidated and combined statements of financial condition.

	Year Ended December 31,
(dollars in thousands)	2021	2020
Management Fees Receivable
Beginning balance	$78,586	$32,473
Ending balance	$168,057	$78,586
Administrative, Transaction and Other Fees Receivable
Beginning balance	$9,876	$8,667
Ending balance	$19,535	$9,876
Realized Performance Income Receivable
Beginning balance	$—	$—
Ending balance	$10,496	$—
Unearned Management Fees
Beginning balance	$11,846	$—
Ending balance	$10,299	$11,846

Changes In Strategic Revenue Share Purchase Consideration
The table below presents the changes in the Company’s Strategic Revenue-Share Purchase consideration. The consideration paid, which includes $455.0 million paid in Class A Shares and the remainder in cash, is being amortized as a reduction of management fees, net in the Company’s consolidated statements of operations over a weighted-average period of 12 years, which represents the average period over which the related customer revenues are expected to be recognized.

(dollars in thousands)	Strategic Revenue-Share Purchase Consideration
December 31, 2020	$—
Consideration paid	505,214
Amortization	(9,892)

December 31, 2021	$495,322